UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio
September 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Strategic Mortgage Portfolio for the 12-month reporting
period ended September 30, 2023. Please read on for a
detailed look at prevailing economic and market conditions
during the Fund’s reporting period and to learn how those
conditions have affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President, Chief Investment Officer
Franklin Templeton Fixed Income

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 33
Tax Information 34
Board Members and Officers 35
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Franklin Strategic Mortgage Portfolio
Fund Overview
Q. What is the Fund's investment strategy?
A. Under normal market conditions, we invest at least 80%
of the Fund’s net assets in mortgage securities. The Fund
invests significantly in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or
instrumentalities, which include mortgage pass-through
securities representing interests in “pools” of mortgage
loans issued or guaranteed by Ginnie Mae, Fannie Mae
and Freddie Mac.
1
These securities may be fixed-rate or
adjustable-rate mortgage securities (ARMS). The Fund
may purchase or sell mortgage securities on a delayed
delivery or forward commitment basis through the “to-be-
announced” (TBA) market. We may also invest in other types
of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial
mortgage-backed securities (CMBS), non-agency residential
mortgage-backed securities (RMBS), credit risk transfer
securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and
collateralized mortgage obligations (CMOs), as well as in
other mortgage-related asset-backed securities. The Fund
also may invest in U.S. Treasury securities. The Fund may
invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage
securities. In addition, the Fund may invest up to 20% of
its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by Standard & Poor’s, or
Baa by Moody’s, respectively, or, if unrated, deemed to be
of comparable quality by the investment manager. The Fund
may also invest up to 33% of its gross assets in mortgage
dollar rolls.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Inflation levels and central bank action remained the focus of financial markets during the 12 months under review,
during which the U.S. Federal Reserve (Fed) continued
its aggressive action to address the decades-high levels
of inflation in the U.S. The Fed took a breather at its June
2023 meeting after a 15-month long rate hiking campaign,
followed by a 25-basis point increase in the Fed funds target rate in July’s meeting. Although the Fed kept its policy rate unchanged in September, Fed Chair Jerome Powell stressed
that the pause was no indication that policy is sufficiently restrictive. The UST yield curve shifted higher during the
period under review, especially the shorter end of the curve, such as the 2-year. The yield curve remains inverted, often
a sign of a slowing economy. Over the period, headline
inflation measures moved significantly lower such that a
soft-landing scenario for the U.S. economy had increasingly
become a general market consensus. On the housing front,
fundamentals are continuing to slow but remain supportive;
prepayment risk remains negligible, and the MBS index is
near full extension as macroeconomic conditions, particularly low unemployment, remain relatively healthy. Mortgage
rates increased 60 bps (6.70% to 7.31%) during the period
under review. With the Fed’s balance sheet normalization
plan underway, their share of the agency MBS market will
continue to decline, leaving approximately $400 billion of
MBS that will need to be absorbed, primarily by money
managers, and a combination of other demand sources such
as overseas investors, and banks.
Portfolio Composition
9/30/23
% of Total Net
Assets
Mortgage-Backed Securities 78.0%
Residential Mortgage-Backed Securities 11.9%
Commercial Mortgage-Backed Securities 4.9%
Asset-Backed Securities
*
3.4%
Other
†
0.3%
Short-Term Investments & Other Net Assets 1.5%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.
1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund.
Ginnie Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and
Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s pro-
spectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Q. How did we respond to these changing market
conditions?
A. We moved from overweight to underweight in 2%
coupons and from underweight to overweight in 4%
coupons.
Performance Overview
For the 12 months ended September 30, 2023, the
Fund’s Class A shares posted a -1.01% cumulative total
return. In comparison, the Fund’s primary benchmark,
the Bloomberg U.S. Mortgage-Backed Securities (MBS)
Fixed Rate Index, which measures the performance of
investment-grade fixed-rate mortgage-backed pass-through
securities of Ginnie Mae, Fannie Mae and Freddie Mac,
posted a -0.17% cumulative total return.
2
In comparison,
the Fund’s secondary benchmark, the FTSE U.S. Broad
Investment-Grade (USBIG) Mortgage Index, which tracks
the performance of 30- and 15-year Ginnie Mae, Fannie
Mae and Freddie Mac securities, as well as Fannie Mae and
Freddie Mac balloon mortgages, posted a -0.36% cumulative
total return.
2
You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Q. What were the leading contributors to performance?
A. Our overweight allocation to non-agency residential
mortgage-backed securities (RMBS) was a major contributor
to results.
Q. What were the leading detractors from performance?
A. Our underweight allocation to and security selection in
agency MBS hindered performance.
Q. Were there any significant changes to the Fund
during the reporting period?
A. On a relative basis, we ended the performance period
overweight the middle of the coupon stack (2.5-4%) with an
underweight in 1.5%, 2.0% and 4.5% coupons. We added to
our overweight exposure in 3.0% and 3.5% coupons.
Thank you for your continued participation in Franklin
Strategic Mortgage Portfolio. We look forward to serving your future investment needs.
Neil Dhruv
Paul Varunok
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of September 30, 2023
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/2 3

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

1-Year -1.01% -4.71%
5-Year -6.24% -2.04%
10-Year +3.60% -0.03%
Advisor
1-Year -0.89% -0.89%
5-Year -5.19% -1.06%
10-Year +6.07% +0.59%
30-Day Standardized Yield
6
Share Class
Distribution
Rate

(with fee
waiver)
(without fee
waiver)
A 3.13% 2.62% 2.06%
Advisor 3.51% 2.98% 2.40%
See page 7 for Performance Summary footnotes.

Franklin Strategic Mortgage Portfolio
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Advisor Class
(9/30/13–9/30/23)

Franklin Strategic Mortgage Portfolio
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepay-
ment and extension risks. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Active management does not ensure gains or protect against market declines. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 1/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of September and the maximum offering price (NAV for Advisor Class) on
9/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg U.S. Mortgage-Backed (MBS) Fixed Rate Index is the fixed-rate component of the Bloomberg U.S. MBS Index and includes the agency mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The FTSE U.S. Broad Investment-Grade (USBIG) Mort-
gage Index comprises 30- and 15-year GNMA, FNMA and FHLMC securities, as well as FNMA and FHLMC balloon mortgages, and is reconstituted each month to reflect new issuance and principal pay-downs.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
A $0.219204
A1 $0.238662
C $0.188049
R6 $0.241567
Advisor $0.238631
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.00% 1.33%
Advisor 0.75% 1.09%

Your Fund’s Expenses
Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $951.90 $4.89 $1,020.05 $5.06 1.00%
A1 $1,000 $954.40 $3.67 $1,021.31 $3.80 0.75%
C $1,000 $950.00 $6.84 $1,018.06 $7.08 1.40%
R6 $1,000 $953.20 $3.52 $1,021.46 $3.65 0.72%
Advisor $1,000 $953.00 $3.68 $1,021.30 $3.81 0.75%

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.73 $9.13 $9.31 $9.25 $8.93
Income from investment operations
a
:
Net investment income .......................... 0.197
b
0.010
b
0.025
b
0.188 0.267
Net realized and unrealized gains (losses) ........... (0.268) (1.257) (0.063) 0.090 0.355
Total from investment operations .................... (0.071) (1.247) (0.038) 0.278 0.622
Less distributions from:
Net investment income .......................... (0.219) (0.149) (0.142) (0.218) (0.302)
Tax return of capital ............................ — (0.004) — — —
Total distributions ............................... (0.219) (0.153) (0.142) (0.218) (0.302)
Net asset value, end of year ....................... $7.44 $7.73 $9.13 $9.31 $9.25
Total return
c
................................... (1.01)% (13.78)% (0.41)% 3.05% 7.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.33% 1.27% 1.31% 1.24%
Expenses net of waiver and payments by affiliates
d
...... 1.00% 1.00% 0.99% 1.00% 1.00%
Net investment income ........................... 2.52% 0.12% 0.27% 1.85% 2.93%
Supplemental data
Net assets, end of year (000’s) ..................... $10,912 $13,575 $21,801 $24,153 $18,313
Portfolio turnover rate ............................ 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.74 $9.13 $9.31 $9.25 $8.94
Income from investment operations
a
:
Net investment income .......................... 0.217
b
0.033
b
0.048
b
0.191 0.285
Net realized and unrealized gains (losses) ........... (0.268) (1.249) (0.063) 0.110 0.349
Total from investment operations .................... (0.051) (1.216) (0.015) 0.301 0.634
Less distributions from:
Net investment income .......................... (0.239) (0.169) (0.165) (0.241) (0.324)
Tax return of capital ............................ — (0.005) — — —
Total distributions ............................... (0.239) (0.174) (0.165) (0.241) (0.324)
Net asset value, end of year ....................... $7.45 $7.74 $9.13 $9.31 $9.25
Total return
c
................................... (0.76)% (13.45)% (0.16)% 3.30% 7.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.09% 1.02% 1.05% 0.99%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.75% 0.74% 0.75% 0.75%
Net investment income ........................... 2.77% 0.38% 0.52% 2.14% 3.18%
Supplemental data
Net assets, end of year (000’s) ..................... $14,893 $17,618 $24,192 $27,530 $29,286
Portfolio turnover rate ............................ 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.74 $9.13 $9.31 $9.25 $8.93
Income from investment operations
a
:
Net investment income (loss) ..................... 0.166
b
(0.025)
b
(0.013)
b
0.138 0.230
Net realized and unrealized gains (losses) ........... (0.278) (1.245) (0.062) 0.103 0.355
Total from investment operations .................... (0.112) (1.270) (0.075) 0.241 0.585
Less distributions from:
Net investment income .......................... (0.188) (0.117) (0.105) (0.181) (0.265)
Tax return of capital ............................ — (0.003) — — —
Total distributions ............................... (0.188) (0.120) (0.105) (0.181) (0.265)
Net asset value, end of year ....................... $7.44 $7.74 $9.13 $9.31 $9.25
Total return
c
................................... (1.53)% (14.01)% (0.81)% 2.64% 6.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.75% 1.73% 1.66% 1.70% 1.64%
Expenses net of waiver and payments by affiliates
d
...... 1.40% 1.39% 1.39% 1.40% 1.40%
Net investment income (loss) ...................... 2.12% (0.29)% (0.14)% 1.47% 2.53%
Supplemental data
Net assets, end of year (000’s) ..................... $974 $1,372 $2,322 $3,960 $3,843
Portfolio turnover rate ............................ 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.73 $9.12 $9.29 $9.24 $8.92
Income from investment operations
a
:
Net investment income .......................... 0.219
b
0.034
b
0.059
b
0.222 0.296
Net realized and unrealized gains (losses) ........... (0.277) (1.248) (0.054) 0.081 0.360
Total from investment operations .................... (0.058) (1.214) 0.005 0.303 0.656
Less distributions from:
Net investment income .......................... (0.242) (0.171) (0.175) (0.253) (0.336)
Tax return of capital ............................ — (0.005) — — —
Total distributions ............................... (0.242) (0.176) (0.175) (0.253) (0.336)
Net asset value, end of year ....................... $7.43 $7.73 $9.12 $9.29 $9.24
Total return .................................... (0.85)% (13.47)% 0.05% 3.33% 7.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.07% 1.05% 1.03% 1.07% 1.00%
Expenses net of waiver and payments by affiliates
c
...... 0.72% 0.72% 0.61% 0.62% 0.62%
Net investment income ........................... 2.81% 0.39% 0.64% 2.17% 3.31%
Supplemental data
Net assets, end of year (000’s) ..................... $283 $273 $569 $559 $383
Portfolio turnover rate ............................ 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage dollar rolls
d
.... 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.73 $9.12 $9.30 $9.24 $8.93
Income from investment operations
a
:
Net investment income .......................... 0.217
b
0.032
b
0.048
b
0.192 0.284
Net realized and unrealized gains (losses) ........... (0.278) (1.247) (0.063) 0.109 0.350
Total from investment operations .................... (0.061) (1.215) (0.015) 0.301 0.634
Less distributions from:
Net investment income .......................... (0.239) (0.170) (0.165) (0.241) (0.324)
Tax return of capital ............................ — (0.005) — — —
Total distributions ............................... (0.239) (0.175) (0.165) (0.241) (0.324)
Net asset value, end of year ....................... $7.43 $7.73 $9.12 $9.30 $9.24
Total return .................................... (0.89)% (13.47)% (0.16)% 3.30% 7.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.09% 1.03% 1.05% 0.99%
Expenses net of waiver and payments by affiliates
c
...... 0.75% 0.75% 0.74% 0.75% 0.75%
Net investment income ........................... 2.78% 0.37% 0.52% 2.14% 3.18%
Supplemental data
Net assets, end of year (000’s) ..................... $4,682 $5,083 $7,982 $9,609 $10,907
Portfolio turnover rate ............................ 18.01% 329.20% 278.91% 249.94% 223.36%
Portfolio turnover rate excluding mortgage dollar rolls
d
.... 18.01% 141.97% 85.26% 187.45% 139.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
See Note 1(c) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Schedule of Investments, September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 344
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 93,077
Total Corporate Bonds (Cost $99,964) .........................................
93,421
Asset-Backed Securities 3.4%
Financial Services 3.4%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
135,363 130,270
b,c
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 107,934 98,131
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 94,245 82,843
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
27,461 27,488
e
CWABS, Inc. , 2004-1 , M1 , FRN , 6.184% , ( 1-month SOFR + 0.864% ), 3/25/34 ......
10,244 10,039
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
147,413 133,812
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 163,651 144,107
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 55,237 46,728
b,e
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 6.545% , ( 1-month SOFR +
1.214% ), 1/17/38 .................................................. 167,020 167,092
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 233,189
1,073,723
a a a a a
Total Asset-Backed Securities (Cost $1,223,374) ................................
1,073,723
Commercial Mortgage-Backed Securities 4.9%
Financial Services 4.9%
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 95,900
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 71,634
b,e
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 7.024% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 99,670
b,e
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 6.147%, (1-month SOFR + 0.814%), 9/15/36 ........ 100,000 97,419
2022-LP2, A, 144A, FRN, 6.345%, (1-month SOFR + 1.013%), 2/15/39 ......... 72,906 71,242
b,e
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 6.136% , ( 1-month SOFR + 0.804% ),
10/15/36 ........................................................ 200,000 195,699
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ................................... 200,000 193,266
e
2022-IND, A, 144A, FRN, 6.823%, (1-month SOFR + 1.491%), 4/15/37 ......... 136,363 135,503
b,e
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 6.347% , ( 1-month SOFR + 1.014% ),
11/15/37 ........................................................ 324,387 321,362
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 ..............
39,434 17,154
b,e
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME + 0.7% ), 6/15/34 ..
240,000 237,539
e
FNMA , 2007-1 , NF , FRN , 5.679% , ( 30-day SOFR Average + 0.364% ), 2/25/37 .....
24,505 24,140
1,560,528
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,634,589) .................
1,560,528

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities 78.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 31.8%
FHLMC Gold Pool, 30 Year, 4.5%, 4/01/40 ................................ $ 160,551 $ 151,979
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................................ 289,838 271,774
FHLMC Gold Pool, 30 Year, 5%, 10/01/33 - 2/01/39 .......................... 106,590 104,345
FHLMC Gold Pool, 30 Year, 5.5%, 9/01/33 ................................ 8,174 7,968
FHLMC Gold Pool, 30 Year, 6%, 12/01/32 - 11/01/36 ......................... 35,114 34,861
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 12,334 12,423
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 ................................ 20 20
FHLMC Gold Pool, 30 Year, 8%, 7/01/24 - 5/01/30 ........................... 59,378 59,525
FHLMC Gold Pool, 30 Year, 9%, 9/01/30 .................................. 1,773 1,770
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 1,098,134 942,674
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 1,186,405 904,919
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 2,436,490 1,857,780
FHLMC Pool, 30 Year, 2%, 4/01/52 ...................................... 274,090 208,892
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 806,200 641,966
FHLMC Pool, 30 Year, 2.5%, 12/01/51 .................................... 1,092,848 868,519
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 1,135,268 903,515
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................................... 1,152,266 916,916
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ..................................... 475,777 378,254
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 750,075 630,769
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 808,508 713,776
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 66,138 59,936
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 451,036 422,696
10,095,277
f
Federal National Mortgage Association (FNMA) Adjustable Rate 1.0%
FNMA, 2.555% - 4.37%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 - 5/01/30 ... 29,326 28,391
FNMA, 3.974% - 6%, (1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/33 - 4/01/37 ........................................... 137,665 135,304
FNMA, 4.32% - 6.375%, (1-year CMT T-Note +/- MBS Margin), 12/01/23 - 7/01/38 ... 112,515 111,009
FNMA, 6.168% - 7.224%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/31 - 4/01/37 ....................................... 16,032 16,147
290,851
Federal National Mortgage Association (FNMA) Fixed Rate 38.6%
FNMA, 3.5%, 7/01/56 ................................................ 493,520 420,362
FNMA, 15 Year, 2.5%, 7/01/37 ......................................... 597,978 528,793
FNMA, 15 Year, 3%, 9/01/37 ........................................... 585,766 531,204
FNMA, 30 Year, 1.5%, 10/01/51 ......................................... 338,403 243,902
FNMA, 30 Year, 2%, 5/01/51 ........................................... 407,927 312,037
FNMA, 30 Year, 2%, 11/01/51 .......................................... 497,763 379,855
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,158,128 883,428
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 1,155,603 918,285
FNMA, 30 Year, 3%, 10/01/46 .......................................... 1,040,384 880,091
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,308,392 1,104,899
FNMA, 30 Year, 3%, 9/01/49 ........................................... 238,960 201,089
FNMA, 30 Year, 3%, 9/01/50 ........................................... 450,316 376,894
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 184,784 161,890
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 904,871 795,203
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 809,610 708,020
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 314,303 275,488
FNMA, 30 Year, 4%, 11/01/45 .......................................... 1,633,179 1,492,341
FNMA, 30 Year, 4%, 10/01/52 .......................................... 381,250 339,877
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 379,576 357,728
FNMA, 30 Year, 5%, 4/01/34 ........................................... 39,533 38,006
FNMA, 30 Year, 5%, 8/01/53 ........................................... 177,837 167,944
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 332,132 324,299
FNMA, 30 Year, 5.5%, 5/01/53 ......................................... 346,802 335,439

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... $ 346,070 $ 344,665
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 127,308 128,319
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 3,938 3,978
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 7,742 7,765
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 109 108
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 14,415 14,377
12,276,286
Government National Mortgage Association (GNMA) Fixed Rate 6.6%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,013 1,037
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 1,207 1,208
GNMA I, Single-family, 30 Year, 6.5%, 6/15/28 - 9/15/32 ...................... 44,434 44,761
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 5,059 5,023
GNMA I, Single-family, 30 Year, 7.5%, 9/15/25 - 5/15/28 ...................... 7,724 7,722
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 505 504
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 4 4
GNMA II, Single-family, 30 Year, 2%, 1/20/52 ............................... 863,189 683,660
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 1,120,034 916,895
GNMA II, Single-family, 30 Year, 3.5%, 3/20/51 - 7/20/52 ...................... 222,317 195,534
GNMA II, Single-family, 30 Year, 4%, 2/20/49 ............................... 183,472 167,341
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 47,482 47,984
GNMA II, Single-family, 30 Year, 7.5%, 12/20/23 - 7/20/32 ..................... 25,716 26,237
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 21 21
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 53 52
2,097,983
Total Mortgage-Backed Securities (Cost $28,941,867) ............................
24,760,397
Residential Mortgage-Backed Securities 11.9%
Capital Markets 0.1%
e
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 6.174% , ( 1-month SOFR +
0.854% ), 3/25/28 .................................................. 23,707 22,002
Financial Services 11.8%
e
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.886% , ( 6-month
SOFR + 2.428% ), 6/25/45 ........................................... 16,104 15,932
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 10,920 10,712
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 43,198 40,389
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 10,094 9,312
e
2019-INV2, A11, 144A, FRN, 6.379%, (30-day SOFR Average + 1.064%), 5/25/49 . 40,278 39,017
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 25,375 23,109
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 15,960 14,371
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
4,486 4,287
b,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
87,009 81,868
b,e
Connecticut Avenue Securities Trust , 2019-R03 , 1M2 , 144A, FRN , 7.579% , ( 30-day
SOFR Average + 2.264% ), 9/25/31 .................................... 821 821
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
21,711 20,378
e
FHLMC STACR Debt Notes ,
2016-DNA2, M3, FRN, 10.079%, (30-day SOFR Average + 4.764%), 10/25/28 .... 76,877 80,782
2016-HQA2, M3, FRN, 10.579%, (30-day SOFR Average + 5.264%), 11/25/28 .... 88,423 93,795
b,e
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 6.315%, (30-day SOFR Average + 1%), 1/25/42 ... 210,742 208,933
2022-DNA3, M1A, 144A, FRN, 7.315%, (30-day SOFR Average + 2%), 4/25/42 ... 55,720 56,145

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR REMIC Trust, (continued)
2020-DNA1, M2, 144A, FRN, 7.129%, (30-day SOFR Average + 1.814%), 1/25/50 . $ 31,429 $ 31,443
b,e
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 7.379% , ( 30-day SOFR Average +
2.064% ), 10/25/49 ................................................. 13,946 13,964
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 162,342 137,298
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 182,306 154,641
e
FNMA Connecticut Avenue Securities ,
2015-C01, 1M2, FRN, 9.729%, (30-day SOFR Average + 4.414%), 2/25/25 ...... 52,624 54,226
2016-C01, 1M2, FRN, 12.179%, (30-day SOFR Average + 6.864%), 8/25/28 ..... 97,214 103,806
2016-C03, 1M2, FRN, 10.729%, (30-day SOFR Average + 5.414%), 10/25/28 .... 108,637 114,793
2014-C02, 2M2, FRN, 8.029%, (30-day SOFR Average + 2.714%), 5/25/24 ...... 50,514 50,906
2014-C03, 2M2, FRN, 8.329%, (30-day SOFR Average + 3.014%), 7/25/24 ...... 19,712 19,892
2013-C01, M2, FRN, 10.679%, (30-day SOFR Average + 5.364%), 10/25/23 ..... 64,358 64,786
2014-C01, M2, FRN, 9.829%, (30-day SOFR Average + 4.514%), 1/25/24 ....... 70,403 71,071
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
196,020 166,004
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.351%, 7/25/43 ................................ 50,468 44,604
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 247,605 210,981
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 165,192 140,256
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 49,528 41,384
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 257,524 216,698
b,d
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 25,263 24,713
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 25,715 24,825
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 73,909 70,586
b
OBX Trust ,
e
2018-1, A2, 144A, FRN, 6.084%, (1-month SOFR + 0.764%), 6/25/57 .......... 26,298 25,046
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 153,133 130,292
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 77,651 65,742
b,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
123,440 103,459
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
222,157 190,299
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 156,045 118,529
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 207,166 174,489
b
Towd Point Mortgage Trust ,
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 19,318 19,086
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 11,196 11,083
e
2017-5, A1, 144A, FRN, 5.28%, (1-month SOFR + 0.714%), 2/25/57 ........... 10,269 10,315
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 1,960 1,948
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 73,286 69,460
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 16,119 15,538
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 43,861 42,008
d
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 105,538 98,689
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 27,566 26,753
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 159,314
Virginia Housing Development Authority , 2020-A , A , 2.85% , 12/25/49 .............
49,734 42,805
3,761,583
a a a a a
Total Residential Mortgage-Backed Securities (Cost $4,255,200) ..................
3,783,585
Total Long Term Investments (Cost $36,154,994) ................................
31,271,654
a
a a a a

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.3%
a a
Shares
a
Value
a
Money Market Funds 1.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .................. 427,588 $ 427,588
Total Money Market Funds (Cost $427,588) .....................................
427,588
Total Short Term Investments (Cost $427,588 ) ..................................
427,588
a
Total Investments (Cost $36,582,582) 99.8% ....................................
$31,699,242
Other Assets, less Liabilities 0.2% .............................................
44,914
Net Assets 100.0% ...........................................................
$31,744,156
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $5,437,029, representing 17.1% of net assets.
c
See Note 7 regarding defaulted securities.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(b).
See Abbreviations on page 32 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 10 $ 1,080,625 12/19/23 $ 20,064
U.S. Treasury 10 Year Ultra Notes ................ Long 11 1,227,188 12/19/23 (34,735)
U.S. Treasury 5 Year Notes ..................... Long 18 1,896,469 12/29/23 (13,163)
U.S. Treasury Long Bonds ..................... Long 8 910,250 12/19/23 (50,137)
Total Futures Contracts ...................................................................... $(77,971)
*
As of period end.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $36,154,994
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 427,588
Value - Unaffiliated issuers .................................................................. $31,271,654
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 427,588
Receivables:
Capital shares sold ........................................................................ 7,832
Interest ................................................................................. 91,919
Affiliates ................................................................................ 9,828
Deposits with brokers for:
Futures contracts ........................................................................ 72,850
Variation margin on futures contracts ........................................................... 5,609
Total assets .......................................................................... 31,887,280
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,315
Capital shares redeemed ................................................................... 36,076
Distribution fees .......................................................................... 2,856
Transfer agent fees ........................................................................ 10,428
Professional fees ......................................................................... 43,017
Trustees' fees and expenses ................................................................. 19
Pricing fees ............................................................................. 34,757
Distributions to shareholders ................................................................. 2,140
Accrued expenses and other liabilities ........................................................... 11,516
Total liabilities ......................................................................... 143,124
Net assets, at value ................................................................. $31,744,156
Net assets consist of:
Paid-in capital ............................................................................. $44,161,335
Total distributable earnings (losses) ............................................................. (12,417,179)
Net assets, at value ................................................................. $31,744,156

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $10,912,287
Shares outstanding ........................................................................ 1,466,436
Net asset value per share
a
.................................................................. $7.44
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.73
Class A1:
Net assets, at value ....................................................................... $14,893,143
Shares outstanding ........................................................................ 2,000,301
Net asset value per share
a
.................................................................. $7.45
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $7.74
Class C:
Net assets, at value ....................................................................... $974,360
Shares outstanding ........................................................................ 130,937
Net asset value and maximum offering price per share
a
............................................. $7.44
Class R6:
Net assets, at value ....................................................................... $282,695
Shares outstanding ........................................................................ 38,029
Net asset value and maximum offering price per share ............................................. $7.43
Advisor Class:
Net assets, at value ....................................................................... $4,681,671
Shares outstanding ........................................................................ 629,686
Net asset value and maximum offering price per share ............................................. $7.43
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the year ended September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $33,771
Interest:
Unaffiliated issuers ........................................................................ 1,224,705
Total investment income ................................................................... 1,258,476
Expenses:
Management fees (Note 3 a ) ................................................................... 142,926
Distribution fees: (Note 3c )
    Class A ................................................................................ 31,090
    Class C ................................................................................ 8,000
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 21,649
    Class A1 ............................................................................... 29,247
    Class C ................................................................................ 2,144
    Class R6 ............................................................................... 465
    Advisor Class ............................................................................ 8,607
Custodian fees (Note 4 ) ...................................................................... 6,579
Reports to shareholders fees .................................................................. (23,448)
Registration and filing fees .................................................................... 84,039
Professional fees ........................................................................... 65,913
Pricing fees ............................................................................... 48,786
Other .................................................................................... 7,464
Total expenses ......................................................................... 433,461
Expense reductions (Note 4 ) ............................................................... (85)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (126,355)
Net expenses ......................................................................... 307,021
Net investment income ................................................................ 951,455
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (579,442)
Futures contracts ......................................................................... (295,684)
TBA sale commitments ..................................................................... 2,698
Net realized gain (loss) .................................................................. (872,428)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (360,582)
Futures contracts ......................................................................... 101,524
Net change in unrealized appreciation (depreciation) ............................................ (259,058)
Net realized and unrealized gain (loss) ............................................................ (1,131,486)
Net increase (decrease) in net assets resulting from operations .......................................... $(180,031)

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Strategic Mortgage Portfolio
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $951,455 $122,526
Net realized gain (loss) ................................................. (872,428) (1,803,851)
Net change in unrealized appreciation (depreciation) ........................... (259,058) (5,021,575)
Net increase (decrease) in net assets resulting from operations ................ (180,031) (6,702,900)
Distributions to shareholders:
Class A ............................................................. (349,077) (299,755)
Class A1 ............................................................ (513,584) (410,808)
Class C ............................................................. (29,542) (24,128)
Class R6 ............................................................ (9,621) (9,273)
Advisor Class ........................................................ (151,668) (124,399)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (8,577)
Class A1 ............................................................ — (11,755)
Class C ............................................................. — (690)
Class R6 ............................................................ — (265)
Advisor Class ........................................................ — (3,560)
Total distributions to shareholders .......................................... (1,053,492) (893,210)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,233,033) (5,418,078)
Class A1 ............................................................ (2,156,673) (3,184,969)
Class C ............................................................. (363,743) (654,648)
Class R6 ............................................................ 23,168 (220,442)
Advisor Class ........................................................ (212,851) (1,871,000)
Total capital share transactions ............................................ (4,943,132) (11,349,137)
Net increase (decrease) in net assets ................................... (6,176,655) (18,945,247)
Net assets:
Beginning of year ....................................................... 37,920,811 56,866,058
End of year ........................................................... $31,744,156 $37,920,811

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Strategic Mortgage Portfolio
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 8 regarding other derivative information.
c. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
1. Organization and Significant Accounting Policies
(continued)
b. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 182,902 $1,435,164 183,719 $1,583,151
Shares issued in reinvestment of distributions .......... 43,699 340,396 35,703 302,714
Shares redeemed ............................... (515,431) (4,008,593) (852,163) (7,303,943)
Net increase (decrease) .......................... (288,830) $(2,233,033) (632,741) $(5,418,078)
Class A1 Shares:
Shares sold ................................... 72,796 $567,355 64,464 $561,568
Shares issued in reinvestment of distributions .......... 63,041 491,362 48,045 407,177
Shares redeemed ............................... (412,231) (3,215,390) (484,278) (4,153,714)
Net increase (decrease) .......................... (276,394) $(2,156,673) (371,769) $(3,184,969)
Class C Shares:
Shares sold ................................... 39,860 $309,806 28,814 $253,641
Shares issued in reinvestment of distributions .......... 3,749 29,218 2,911 24,629
Shares redeemed
a
.............................. (89,969) (702,767) (108,722) (932,918)
Net increase (decrease) .......................... (46,360) $(363,743) (76,997) $(654,648)
Class R6 Shares:
Shares sold ................................... 22,417 $176,018 10,964 $95,300
Shares issued in reinvestment of distributions .......... 1,229 9,566 1,122 9,574
Shares redeemed ............................... (20,913) (162,416) (39,249) (325,316)
Net increase (decrease) .......................... 2,733 $23,168 (27,163) $(220,442)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended September 30, 2023, the gross effective investment management fee rate was 0.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Year Ended
September 30, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 75,627 $591,801 56,489 $488,057
Shares issued in reinvestment of distributions .......... 16,501 128,353 13,182 111,869
Shares redeemed ............................... (120,131) (933,005) (287,035) (2,470,926)
Net increase (decrease) .......................... (28,003) $(212,851) (217,364) $(1,871,000)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2023, the Fund paid transfer agent fees of $62,112, of which $30,839 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $504
CDSC retained .............................................................................. $92
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $839,449 $9,089,697 $(9,501,558) $— $— $427,588 427,588 $33,771
Total Affiliated Securities ... $839,449 $9,089,697 $(9,501,558) $— $— $427,588 $33,771
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.75% based on the average net assets of each class until January 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2023 and 2022, was as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,691,531
Long term ................................................................................ 2,844,138
Total capital loss carryforwards ............................................................... $7,535,669
2023 2022
Distributions paid from:
Ordinary income .......................................................... $1,053,492 $868,363
Return of capital ........................................................... — 24,847
$1,053,492 $893,210
3. Transactions with Affiliates
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2023, aggregated
$6,240,589 and $11,127,969, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September
30, 2023, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At September 30, 2023, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $36,504,403
Unrealized appreciation ........................................................................ $112,020
Unrealized depreciation ........................................................................ (4,995,152)
Net unrealized appreciation (depreciation) .......................................................... $(4,883,132)
Distributable earnin gs:
Undistributed ordinary income ................................................................... $3,731
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 20,064
a
Variation margin on futures
contracts
$ 98,035
a
Total .................... $20,064 $98,035
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended September 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2023, the average month end notional amount of futures contracts represented $6,260,873.
See Note 1(b) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Mortgage Portfolio
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(295,684) Futures contracts $101,524
Total ....................... $(295,684) $101,524
8. Other Derivative Information
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 93,421 $ — $ 93,421
Asset-Backed Securities ................... — 1,073,723 — 1,073,723
Commercial Mortgage-Backed Securities ...... — 1,560,528 — 1,560,528
Mortgage-Backed Securities ................ — 24,760,397 — 24,760,397
Residential Mortgage-Backed Securities ....... — 3,783,585 — 3,783,585
Short Term Investments ................... 427,588 — — 427,588
Total Investments in Securities ........... $427,588 $31,271,654 $— $31,699,242
Other Financial Instruments:
Futures contracts ........................ $20,064 $— $— $20,064
Total Other Financial Instruments ......... $20,064 $— $— $20,064
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 98,035 $ — $ — $ 98,035
Total Other Financial Instruments ......... $98,035 $— $— $98,035
a
For detailed categories, see the accompanying Schedule of Investments.
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rates
MBS
Mortgage-Backed Security
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
10. Fair Value Measurements
(continued)

Franklin Strategic Mortgage Portfolio
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Strategic Mortgage Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Mortgage Portfolio (the "Fund") as of September 30, 2023, the related statement of operations for the year ended
September 30, 2023, the statement of changes in net assets for each of the two years in the period ended September 30,
2023, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2023 and the financial highlights for each of the five years in the period ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Mortgage Portfolio
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $1,049,708
Section 163(j) Interest Earned §163(j) $1,028,924
Interest Earned from Federal Obligations Note (1) $3,021

Franklin Strategic Mortgage Portfolio
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Mortgage Portfolio

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2003 and
Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021),RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Mortgage Portfolio

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of the
Board
and Trustee
Chairman of the
Board since January
2023 and Trustee
since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief
Executive Officer
– Finance and
Administration
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Mortgage Portfolio
Shareholder Information

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of the Fund, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the
Fund (Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that the Fund’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered
information provided by the Manager at the March
Meeting and throughout the year at meetings of the
Board and its committees. The Board also reviewed
and considered information provided in response to a
detailed set of requests for information submitted to the
Manager by Independent Trustee counsel on behalf of
the Independent Trustees in connection with the annual
contract renewal process. In addition, prior to the March
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered prior
to and at the March Meeting. The Board reviewed and
considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including,
but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment
performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors (Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.

Franklin Strategic Mortgage Portfolio
Shareholder Information

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Annual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional US mortgage funds. The
Board noted that the Fund’s annualized income return for
the five- and 10-year periods was above the median of
its Performance Universe, but for the one- and three-year
periods was below the median of the Performance Universe.
The Board also noted that the Fund’s annualized total return for the three- and five-year periods was below the median
of its Performance Universe, but for the one- and 10-year
periods was above the median of its Performance Universe.
The Board discussed this performance with management
and noted management’s explanation that the Fund,
consistent with its principal investment strategies, has a
greater exposure to risk asset sell offs given its credit related positions in comparison to its peers, which contributed to the
Fund’s three- and five-year underperformance. The Board
also noted management’s explanation that, during these two
periods, the primary detractor from the Fund’s performance
versus that of its benchmark was the Fund’s allocation
to non-agency commercial mortgage-backed securities.
The Board further noted management’s representation
that management was continuing to monitor the Fund’s
asset size and steps to address the underperformance of
the Fund on a total return basis, including changes to the
Fund’s exposure to certain holdings and enhancements to
the securities selection process. The Board further noted
management’s representation regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was acceptable and that the Fund’s Management Agreement
should be continued for the Stub Period.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund
and for Class A shares for the other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.

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Shareholder Information

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Annual Report
The Expense Group for the Fund included the Fund and
nine other US mortgage funds. The Board noted that the
Management Rate for the Fund was equal to the median of
the Expense Group, and that the actual total expense ratio
for the Fund was below the median and in the first quintile
of its Expense Group. The Board further noted that the
actual total expense ratio for the Fund reflected a contractual expense cap on Fund operating expenses through January
31, 2024. For these reasons, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information

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Shareholder Information

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Annual Report
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton

Franklin Strategic Mortgage Portfolio
Shareholder Information

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Annual Report
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

357 A 11/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Mortgage Portfolio
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $36,158 for the fiscal year ended September 30, 2023 and $36,115 for the fiscal year ended September 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended September 30, 2023, and $0 for the fiscal year ended September 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2023 and $69 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,699 for the fiscal year ended September 30, 2023 and $305,142 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with determining the feasibility of a U.S. direct lending structure.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $165,699 for the fiscal year ended September 30, 2023 and $305,211 for the fiscal year ended September 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                   N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2023